                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           July 17, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:

Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 91
                                            ---------------------------

Form 13F  Information Table Value Total:           $117,841,525
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2007

Item 1:               Item 2:   Item 3:     Item 4:          Item 5:              Item 6:         Item 7:           Item 8:

                                                                            Investment Discretion                Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                     Shared    (c)                        Shared
                         of      CUSIP      Market       PRN     SH   PUT/   (a)     As    Shared                         As     (c)
Name of Issuer         Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD-CL A    COM        2763958  $1,686,149  1,498,000  SH                  x                1     1,498,000
ADOBE SYSTEMS INC     COM      00724F101  $1,177,546  1,083,100  SH                  x                1     1,083,100
AKAMAI TECHNOLOGIES   COM      00971T101  $1,109,400    645,000  SH                  x                1       645,000
ALLEGHENY
   TECHNOLOGIES INC   COM      01741R102  $1,999,469    555,300  SH                  x                1       555,300
AMDOCS LTD            COM        2256908  $2,026,261    316,450  SH                  x                1       316,450
AMERICAN EXPRESS CO   COM      025816109  $1,409,850    241,000  SH                  x                1       241,000
AMERICAN
   INTERNATIONAL
   GROUP              COM      026874107  $3,361,065    237,800  SH                  x                1       237,800
APPLE INC             COM      037833100  $2,432,424    191,700  SH                  x                1       191,700
ARCHER-DANIELS-
   MIDLAND CO         COM      039483102  $1,424,178    143,390  SH                  x                1       143,390
AUTODESK INC          COM      052769106  $1,853,818    101,700  SH                  x                1       101,700
AUTOMATIC DATA
   PROCESSING         COM      053015103  $1,191,078     96,600  SH                  x                1        96,600
BEA SYSTEMS INC       COM      073325102  $2,651,320     95,200  SH                  x                1        95,200
BEST BUY CO INC       COM      086516101  $1,842,696     89,800  SH                  x                1        89,800
BHP BILLITON
   LTD-SPON ADR       ADR      088606108  $2,959,055     73,700  SH                  x                1        73,700
BIGBAND NETWORKS INC  COM      089750509  $1,990,188     70,800  SH                  x                1        70,800
BOEING CO             COM      097023105  $  604,540     66,800  SH                  x                1        66,800
BUNGE LTD             COM        2788713  $1,116,273     61,300  SH                  x                1        61,300
CATERPILLAR INC       COM      149123101  $2,247,264     54,400  SH                  x                1        54,400
CENTEX CORP           COM      152312104  $  647,634     49,400  SH                  x                1        49,400
CIA VALE DO RIO
   DOCE-ADR           ADR      204412209  $1,887,465     43,500  SH                  x                1        43,500
CISCO SYSTEMS INC     COM      17275R102  $2,897,466     42,900  SH                  x                1        42,900
CIT GROUP INC         COM      125581108  $2,049,691     40,600  SH                  x                1        40,600
CLEAR MEDIA LTD       COM        6424303  $1,027,110     40,200  SH                  x                1        40,200
COACH INC             COM      189754104  $1,782,000     40,000  SH                  x                1        40,000
CORNING INC           COM      219350105  $1,365,600     40,000  SH                  x                1        40,000
COVANCE INC           COM      222816100  $1,505,436     38,800  SH                  x                1        38,800
DEERE & CO            COM      244199105  $  908,334     37,800  SH                  x                1        37,800
DICK'S SPORTING
   GOODS INC          COM      253393102  $1,009,229     37,700  SH                  x                1        37,700
DU PONT (E.I.) DE
   NEMOURS            COM      263534109  $1,099,231     37,300  SH                  x                1        37,300
ELECTRONIC ARTS INC   COM      285512109  $  776,959     37,300  SH                  x                1        37,300
EMERSON ELECTRIC CO   COM      291011104  $1,694,880     36,000  SH                  x                1        36,000
ESCADA AG             COM        4317193  $2,273,630     35,900  SH                  x                1        35,900

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2007

Item 1:               Item 2:   Item 3:     Item 4:          Item 5:              Item 6:         Item 7:           Item 8:

                                                                            Investment Discretion                Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                     Shared    (c)                        Shared
                         of      CUSIP      Market       PRN     SH   PUT/   (a)     As    Shared                         As     (c)
Name of Issuer         Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
------------------------------------------------------------------------------------------------------------------------------------
ESPRIT HOLDINGS LTD   COM        6321642  $1,267,068     33,100  SH                  x                1        33,100
EVERCORE PARTNERS
   INC-CL A           COM      29977A105  $1,559,131     32,900  SH                  x                1        32,900
FOCUS MEDIA
   HOLDING-ADR        ADR      34415V109  $1,542,632     32,600  SH                  x                1        32,600
FORTRESS INVESTMENT
   GRP-CL A           COM      34958B106  $1,515,032     29,800  SH                  x                1        29,800
GENENTECH INC         COM      368710406  $  702,690     29,500  SH                  x                1        29,500
GENERAL ELECTRIC CO   COM      369604103  $1,425,152     29,300  SH                  x                1        29,300
GILEAD SCIENCES INC   COM      375558103  $1,347,840     28,800  SH                  x                1        28,800
GOOGLE INC-CL A       COM      38259P508  $  853,182     27,800  SH                  x                1        27,800
HONEYWELL
   INTERNATIONAL INC  COM      438516106  $1,095,050     27,500  SH                  x                1        27,500
HONG KONG EXCHANGES
   & CLEAR            COM        6267359  $1,465,839     27,100  SH                  x                1        27,100
HUTCHISON WHAMPOA
   LTD                COM        6448068  $1,128,913     25,707  SH                  x                1        25,707
INFOSYS
   TECHNOLOGIES-SP
   ADR                ADR      456788108  $3,136,428     25,700  SH                  x                1        25,700
INTERCONTINENTAL-
   EXCHANGE INC       COM      45865V100  $  843,795     25,500  SH                  x                1        25,500
J CREW GROUP INC      COM      46612H402  $1,440,240     24,000  SH                  x                1        24,000
JOY GLOBAL INC        COM      481165108  $1,158,433     23,900  SH                  x                1        23,900
JPMORGAN CHASE & CO   COM      46625H100  $1,391,171     23,850  SH                  x                1        23,850
LEVEL 3
   COMMUNICATIONS
   INC                COM      52729N100  $1,478,580     22,800  SH                  x                1        22,800
LI & FUNG LTD         COM        6286257  $1,228,192     22,400  SH                  x                1        22,400
LIFE TIME FITNESS
   INC                COM      53217R207  $1,612,576     22,400  SH                  x                1        22,400
LMS MEDICAL SYSTEMS
   INC                COM      502089105  $  956,447     22,300  SH                  x                1        22,300
LOWE'S COS INC        COM      548661107  $1,075,590     22,200  SH                  x                1        22,200
MANNKIND CORP         COM      56400P201  $1,334,064     21,802  SH                  x                1        21,802
MANPOWER INC          COM      56418H100  $1,221,940     21,400  SH                  x                1        21,400
MARVELL TECHNOLOGY
   GROUP LTD          COM        2594653  $  782,971     20,300  SH                  x                1        20,300
MASTERCARD INC-CLASS
   A                  COM      57636Q104  $1,157,583     19,900  SH                  x                1        19,900

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2007

Item 1:               Item 2:   Item 3:     Item 4:          Item 5:              Item 6:         Item 7:           Item 8:

                                                                            Investment Discretion                Voting Authority
                                                                                    (b)                                  (b)
                       Title     SEDOL/      Fair       SHARES                     Shared    (c)                        Shared
                         of      CUSIP      Market       PRN     SH   PUT/   (a)     As    Shared                         As     (c)
Name of Issuer         Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO
   INC                COM      590188108  $1,119,972     19,900  SH                  x                1        19,900
MIZUHO FINANCIAL
   GROUP INC          COM        6591014  $1,165,125     19,500  SH                  x                1        19,500
MONSANTO CO           COM      61166W101  $1,144,480     18,400  SH                  x                1        18,400
MOODY'S CORP          COM      615369105  $  974,109     18,300  SH                  x                1        18,300
MORGAN STANLEY        COM      617446448  $  454,636     18,200  SH                  x                1        18,200
NIDEC CORP            COM        6640682  $1,094,048     17,900  SH                  x                1        17,900
NOKIA CORP-SPON ADR   ADR      654902204  $1,451,124     17,300  SH                  x                1        17,300
NORFOLK SOUTHERN
   CORP               COM      655844108  $1,271,088     16,800  SH                  x                1        16,800
NVIDIA CORP           COM      67066G104  $1,078,462     15,400  SH                  x                1        15,400
NYSE EURONEXT         COM      629491101  $1,178,478     14,100  SH                  x                1        14,100
OCCIDENTAL PETROLEUM
   CORP               COM      674599105  $1,086,592     12,800  SH                  x                1        12,800
PACIFIC BASIN
   SHIPPING LTD       COM        B01RQM3  $1,022,450     12,100  SH                  x                1        12,100
PARKER HANNIFIN CORP  COM      701094104  $  700,348     12,100  SH                  x                1        12,100
PENTAIR INC           COM      709631105  $1,376,436     11,400  SH                  x                1        11,400
PEPSICO INC           COM      713448108  $1,089,021     11,100  SH                  x                1        11,100
POWERSHARES QQQ       COM      73935A104  $  551,556     10,800  SH                  x                1        10,800
PRAXAIR INC           COM      74005P104  $1,691,874     10,200  SH                  x                1        10,200
PROCTER & GAMBLE CO   COM      742718109  $  971,216     10,100  SH                  x                1        10,100
QUALCOMM INC          COM      747525103  $  903,952      9,800  SH                  x                1         9,800
ROPER INDUSTRIES INC  COM      776696106  $  478,610      9,500  SH                  x                1         9,500
RYLAND GROUP INC      COM      783764103  $  828,552      7,900  SH                  x                1         7,900
SA SA INTERNATIONAL
   HLDGS              COM        6003401  $  566,874      7,700  SH                  x                1         7,700
SAMSUNG ELECTRONICS
   CO LTD             COM        6771720  $  226,252      7,600  SH                  x                1         7,600
SAP AG-SPONSORED ADR  ADR      803054204  $1,049,735      7,100  SH                  x                1         7,100
SCHWAB (CHARLES)
   CORP               COM      808513105  $3,658,901      7,000  SH                  x                1         7,000
SEAGATE TECHNOLOGY    COM        2166245  $  227,957      6,100  SH                  x                1         6,100
SINGAPORE EXCHANGE
   LTD                COM        6303866  $  446,310      5,700  SH                  x                1         5,700
THE WALT DISNEY CO    COM      254687106  $  293,927      5,000  SH                  x                1         5,000
TIBCO SOFTWARE INC    COM      88632Q103  $  329,088      4,800  SH                  x                1         4,800
TOLL BROTHERS INC     COM      889478103  $  194,509      3,700  SH                  x                1         3,700
TOYOTA MOTOR CORP     COM        6900643  $  140,350      3,500  SH                  x                1         3,500
UBS AG-REG            COM        B17MV57  $  313,312      3,200  SH                  x                1         3,200
URBAN CORP            COM        6917762  $1,182,513      1,929  SH                  x                1         1,929
URBAN OUTFITTERS INC  COM      917047102  $  851,892        123  SH                  x                1           123

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.